FAIR VALUE MEASUREMENTS - Liabilities measured (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Expense	Other Nonoperating Expense
2025 Convertible promissory notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance	¥ 513,754		¥ 3,014,057
Foreign exchange loss	46,650		(31,348)
Changes in the fair value	¥ (22,626)		¥ (829,149)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes In The Fair Value Of Convertible Promissory Notes	Changes In The Fair Value Of Convertible Promissory Notes	Changes In The Fair Value Of Convertible Promissory Notes
Reclassification to equity			¥ (1,639,806)
Ending Balance	¥ 537,778	$ 77,970	513,754
Share consideration due to the original shareholders for business combinatio
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance	214,577		214,953
Changes in the fair value			(376)
Transfer out of Level 3	¥ (214,577)
Ending Balance			¥ 214,577